Provision (Benefit) for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Current:
U.S. Federal	$ 3,024	$ 75,200	$ 77,374
State and local	5,115	6,230	4,876
Foreign	27,474	35,179	45,173
Total Current	35,613	116,609	127,423
Deferred:
U.S. Federal	15,553	17,625	97,112
State and local	1,928	1,907	1,494
Foreign	6,568	(10,133)	(1,104)
Total Deferred	24,049	9,399	97,502
Provision for Income Taxes	$ 59,662	$ 126,008	$ 224,925